Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States, or U.S. GAAP, and include the accounts of Riskified Ltd. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain amounts in prior periods have been reclassified to conform to the current period presentation.
Initial Public Offering
On August 2, 2021, we completed our initial public offering (“IPO”), in which we issued and sold 19,925,000 shares of our Class A ordinary shares at an offering price of $21.00 per share, including 2,625,000 shares of our Class A ordinary shares pursuant to the exercise in full of the underwriters’ option to purchase additional shares. We received net proceeds of $386.6 million after deducting underwriting discounts and commissions of $26.2 million, and other issuance costs of $5.7 million.
Immediately prior to the closing of the IPO, 962,940 shares of Series E-1 convertible preferred shares were issued upon the exercise of the Series E-1 convertible preferred share warrants. In addition, all convertible preferred shares then outstanding automatically converted into 32,291,470 shares of our Class A ordinary shares.
Prior to the IPO, deferred offering costs, which consist primarily of accounting, legal and other fees related to our IPO, were capitalized within other assets, noncurrent in the consolidated balance sheets. Upon the consummation of the IPO, $5.7 million of deferred offering costs were reclassified into shareholders’ equity as an offset against IPO proceeds.
Recapitalization
On July 28, 2021, we adopted new Articles of Association (“AoA”), in which, among other things, we implemented, upon the closing of the IPO:
(i) a dual class ordinary share structure pursuant to which we have two classes of ordinary shares: Class A ordinary shares and Class B ordinary shares. The rights of the holders of our Class A ordinary shares and Class B ordinary shares are identical, except with respect to voting, conversion and transfer rights. Class A ordinary shareholders are entitled to one vote per share and Class B ordinary shareholders are entitled to ten votes per share. The dual class ordinary share structure concentrates voting power with our pre-IPO shareholders. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all matters (including the election of directors) submitted to a vote of our shareholders, unless otherwise required by law or our amended and restated articles of association;
(ii) the elimination of the par value per ordinary share; and
(iii) a two-for-one reverse share split of our Class A ordinary shares (the “Reverse Share Split”).
Immediately after the effectiveness of the Reverse Share Split, we issued and distributed Class B ordinary shares to holders of the Class A ordinary shares on a two-for-one ratio, such that each holder of Class A ordinary shares received two Class B ordinary shares for each Class A ordinary share (the “Additional Class B Issuance”).
The historical financial statements have not been retroactively adjusted for the (i) dual class structure, (ii) elimination of par value, and (iii) Additional Class B Issuance. As a result, all information associated with these items related to our ordinary shares and their associated par value, convertible preferred shares and their associated par value, share options, restricted share units (“RSUs”), and warrants to purchase convertible preferred shares are being presented prospectively.
All information related to our ordinary shares and their associated par value, convertible preferred shares and their associated par value, share options, RSUs, and warrants to purchase convertible preferred shares have been retroactively adjusted to give effect to the Reverse Share Split for all periods presented.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, we evaluate our estimates, including those related to the estimated customer life on deferred contract costs, the allowance for doubtful accounts, the fair value of financial assets and liabilities including the fair value of derivatives, the useful lives of property and equipment, capitalization and estimated useful life of internal-use software, share-based compensation including the determination of the fair value of our ordinary shares (prior to IPO), the fair value of indemnification guarantees and the associated systematic and rational amortization method, provisions for chargebacks, the fair value of convertible preferred share warrant liabilities and convertible preferred share tranche rights (prior to IPO), incremental borrowing rate (“IBR”) used for operating lease right-of-use (“ROU”) assets and operating lease liabilities, and the valuation of deferred tax assets and uncertain tax positions. We base our estimates on assumptions, both historical and forward-looking, trends, and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
As of the date of issuance of these consolidated financial statements, we are not aware of any specific event or circumstance related to COVID-19 that would require us to update our estimates or judgments or adjust the carrying value of our assets or liabilities. As events continue to evolve and additional information becomes available, our estimates and assumptions may change materially in future periods. Refer to “Operating and Financial Review and Prospects—Factors Affecting Our Performance” included elsewhere in this Annual Report for more information regarding the impact of COVID-19 on our business.
Foreign Currency
The U.S. dollar is our functional currency and the functional currency of a majority of our subsidiaries.
For the subsidiaries where the U.S. dollar is the functional currency, monetary assets and liabilities denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars at exchange rates in effect at the end of each period. Foreign currency transaction gains and losses from these remeasurements are recognized in other income (expense), net, within the consolidated statements of operations. Foreign currency transactions resulted in net gains of $2.5 million, $0.2 million, and $2.1 million, for the years ended December 31, 2022, 2021, and 2020, respectively.
For subsidiaries where the functional currency is not the U.S. dollar, we use the period-end exchange rates to translate assets and liabilities, the average monthly exchange rates to translate revenue and expenses, and historical exchange rates to translate shareholders’ equity, into U.S. dollars. We record translation gains and losses in accumulated other comprehensive profit (loss) as a component of shareholders’ equity in the consolidated balance sheets.
Concentration of Risks
Our financial instruments that are exposed to concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivable and derivative financial instruments. We maintain our cash, cash equivalents, restricted cash, and short-term deposits with high-quality financial institutions mainly in the United States and Israel, the composition of which are regularly monitored by us. We have not experienced any material losses in such accounts. Our derivatives expose us to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. We seek to mitigate such risk by limiting our counterparties to major financial institutions and by spreading the risk across a number of major financial institutions. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis.
Our customers are online merchants. For accounts receivable, we are exposed to credit risk in the event of nonpayment by online merchants to the extent the amounts are recorded in the consolidated balance sheets. We extend different levels of credit to online merchants and maintain reserves for potential credit losses based upon the expected collectability of accounts receivable. We manage credit risk related to our merchants by performing periodic evaluations of credit worthiness and consumer indebtedness and applying other credit risk monitoring procedures.
The following table summarize our merchants that represented 10% or more of Accounts receivable, net and Revenue:

	Accounts Receivable, Net		Revenue
	As of December 31,		Year Ended December 31,
	2022	2021	2022	2021	2020
Customer A	22%	32%	13%	16%	18%
Customer B	*	*	*	*	10%
Customer C	*	11%	*	*	*
________________
*Represents less than 10%
Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents consist of cash in banks and bank deposits. We consider all highly liquid investments, with an original maturity of three months or less at the date of purchase, to be cash equivalents. We maintain certain cash amounts restricted as to our withdrawal or use. Our restricted cash primarily consists of cash deposits to back letters of credit related to certain operating leases.
Short-Term Deposits
Short-term deposits consist of bank deposits with original maturities between 4 and 12 months and that mature within 12 months of the balance sheet date. Short-term deposits are reported at cost.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure financial assets and liabilities at fair value for each reporting period using a fair value hierarchy which requires us to maximize the use of observable inputs and minimize the use of unobservable inputs. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:
Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Financial instruments consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivables, derivative financial instruments, accounts payables, accrued liabilities, indemnification guarantees. Cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. Derivative financial instruments are stated at fair value on a recurring basis as disclosed in Note 4 below.
We record indemnification guarantees that we issue upon approving a transaction at fair value when issued using the income approach. To measure this guarantee, we consider the premium that would have been received for the same guarantee if it were issued in a stand-alone transaction. The fair value of these indemnification guarantees is determined based on historical chargeback claims, a risk premium fee that would be required for a third party to assume this liability, and an appropriate discount rate due to time. Historical chargeback guarantee claims are not readily observable in the marketplace and are generally classified as Level 3 inputs. Indemnification guarantees are recorded at fair value when issued and not remeasured to fair value each period. Refer to Note 8 below for more information regarding indemnification guarantees.
Because of the inherent uncertainty of valuation, the estimated fair value of our financial instruments, in particular our indemnification guarantees, may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to our consolidated financial statements. Refer to Item 5. “Operating and Financial Review and Prospects — Critical Accounting Policies and Estimates.”
Accounts Receivable, Net
Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. We regularly review the adequacy of the allowance for doubtful accounts based on a combination of factors, including an assessment of the current merchant’s credit worthiness, the age of the balance, the nature and size of the merchant, the financial condition of the merchant, and the amount of any receivables in dispute. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. The allowance for doubtful accounts was $0.5 million and $0.6 million as of December 31, 2022 and 2021, respectively.
Derivative Financial Instruments
We enter into derivative instruments to manage risks relating to our ongoing business operations. We enter into foreign currency forward and option contracts with financial institutions to protect against foreign exchange risks attributable to our exposure to changes in the exchange rates of (a) the New Israeli Shekel (“NIS”) against the U.S. dollar and (b) the Euro against the U.S. dollar. Our primary objective in entering into these contracts is to reduce the volatility of forecasted earnings and cash flows associated with changes in foreign currency exchange rates. We do not use derivative instruments for trading or speculative purposes.
We account for our derivative instruments as either assets or liabilities and carry them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Derivative instruments are recorded as either prepaid expenses and other current assets or accrued expenses and other current liabilities in the consolidated balance sheets. We record changes in the fair value of derivative instruments that are designated as hedging instruments in accumulated other comprehensive profit (loss) in the consolidated balance sheets, until the forecasted transaction occurs upon which we reclassify the related gain or loss on the derivative to the same financial statement line item in the consolidated statements of operations to which the derivative relates.
Other derivatives not designated as hedging instruments consist primarily of foreign currency forward contracts that we use to hedge monetary assets or liabilities denominated in currencies other than the functional currency of a subsidiary. Changes in the fair value on these contracts, as well as the related costs, are recognized in Other income (expense), net, along with the foreign currency gains and losses on the related monetary assets and liabilities. Refer to Note 5 for additional information.
Property and Equipment, Net
Property and equipment are stated at cost net of accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the respective assets. Expenditures for maintenance and repairs are expensed as incurred.
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	5 – 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Capitalized Software Costs
Costs related to software acquired, developed, or modified solely to meet our internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary project stage and during the post implementation operational stage are expensed as incurred. Eligible costs incurred during the application development stage of the project are capitalized. Capitalized software development costs are recorded as part of Other assets, noncurrent in the consolidated balance sheets. Maintenance costs are expensed as incurred. Capitalized software development costs are amortized on a straight-line basis over the software’s estimated useful life, which is four years and are recorded in cost of revenue in the consolidated statements of operations. As of December 31, 2022 and 2021, we have capitalized $5.0 million, net and $3.5 million, net, respectively, of qualifying software development costs. Amortization expenses related to capitalized software costs were $0.7 million, $0.4 million, and zero for the years ended December 31, 2022, 2021, and 2020, respectively.
Cloud Computing Arrangement Implementation Costs
We capitalize certain implementation costs incurred in a cloud computing arrangement during the application development stage pursuant to Accounting Standards Codification, or ASC, 350-40, Internal Use Software. These costs are amortized over the term of the hosting arrangement on a straight-line basis, and are included within operating expenses in the consolidated statements of operations. Costs incurred in the preliminary stages of development are analogous to research and development activities and are expensed as incurred. These capitalized costs are included in Other assets, noncurrent in the consolidated balance sheets. We have capitalized $0.2 million and $0.3 million of qualifying cloud computing arrangement implementation costs as of December 31, 2022 and 2021, respectively. Amortization expenses related to capitalized cloud computing arrangement implementation costs were
$0.2 million, $0.2 million, and $0.1 million for the years ended December 31, 2022, 2021, and 2020, respectively.
Leases
Our lease accounting policy under ASC Topic 840, “Leases” until January 1, 2022, prior to the adoption of the new lease guidance was as follows:
Leases are reviewed and classified as either capital or operating leases at their inception. In certain lease agreements, we may receive renewal or expansion options, rent holidays, and other incentives. For operating leases, we recognize lease costs on a straight-line basis once we take control of the space, without regard to deferred payment terms such as rent holidays that defer the commencement date of required payments. Additionally, incentives received are treated as a reduction of costs over the term of the agreement.
On January 1, 2022, we adopted the new lease guidance for our operating lease agreements. Refer to Note 7 below for additional information. Our lease accounting policy under ASC Topic 842, “ASC 842” from January 1, 2022, following the adoption of the new lease guidance is as follows:
We determine if an arrangement meets the definition of a lease at the inception of the lease, and leases are classified at commencement as either operating or finance leases. We do not have any finance leases. Operating lease ROU assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent our obligation to make lease payments arising from the lease agreement. Operating lease ROU assets are measured based on the discounted present value of the remaining lease payments, initial direct costs incurred and prepaid lease payments, excluding lease incentives received prior to lease commencement. Operating lease liabilities are measured based on the discounted present value of the remaining lease payments. The discounted present value of remaining lease payments is computed using our IBR based on the information available at the commencement date of the lease as our leases generally do not provide an implicit rate. Our IBR was estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.
The lease term may include options to extend or terminate the lease when it is reasonably certain that we would exercise that option. We made an accounting policy election for lease agreements with a term of 12 months or less and do not recognize operating lease ROU assets and operating lease liabilities in respect of those agreements. Payments under our lease agreements are primarily fixed; however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease ROU assets and operating lease liabilities. Variable lease payments are mainly comprised of common area maintenance, utilities, real estate taxes, and payments affected by changes in indexes.
We elected the practical expedient to not separate lease and non-lease components for our leases.
We sublease certain office spaces to third parties. Operating sublease income is recognized on a straight-line basis over the term of the agreement.
Impairment of Long-Lived Assets
We evaluate the recoverability of long-lived assets, including property and equipment, for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in our business strategy. Recoverability of these assets is measured by comparing the carrying amounts with the future undiscounted cash flows that the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. During the current period, we impaired an immaterial amount of assets related to the Deco product due to the decision to wind-down the product. Other than as previously described, we determined that there were no material events or changes in circumstances that indicated that our long-lived assets were impaired during the periods presented.
Indemnification Guarantees
We provide contractual assurances around the accuracy of our approvals so that our merchants can confidently automate a transaction’s execution. Our contracts obligate us to stand ready to indemnify our merchants for any costs incurred from a chargeback due to fraud (i.e., the “guarantee obligation”). Accordingly, we account for the guarantee obligation as an indemnification under the general provisions of ASC 460, Guarantees, or ASC 460, and recognize a liability at fair value upon approving a transaction at an amount that represents what we would need to pay a third party to relieve ourselves from this obligation. This liability is presented as Guarantee obligations on the consolidated balance sheets and will be released to revenue in the consolidated statements of operations.
We are relieved from our guarantee obligation at the earlier of (a) paying a chargeback or (b) expiration of the guarantee which is generally six months from the date of the transaction. We recognize the guarantee obligation as revenue through a systematic and rational amortization method over a six-month period that is representative of our historical pattern of being released from risk under the guarantee obligation.
While no individual transaction is probable of a chargeback occurring, when we analyze a portfolio of transactions, if we believe a future chargeback is probable and reasonably estimated, we accrue a liability and an associated expense through cost of revenue in accordance with ASC 450, Contingencies, or ASC 450. Inputs and assumptions used by management to calculate this provision are based on the transactions approved and the features of those transactions as well as historical information about chargebacks. It is possible that the estimate may change in the near term, and the effect of the change could be material. These liabilities are recorded within Provision for chargebacks, net on the consolidated balance sheets and will be reduced by credits issued or cash paid to merchants. Refer to Note 8 below or Item 5. “Operating and Financial Review and Prospects — Critical Accounting Policies and Estimates” for additional information.
Ordinary Share Warrants
Prior to IPO, warrants to purchase our Series B/C and E-1 convertible preferred shares were recorded as a liability at fair value on our consolidated balance sheets as the underlying convertible preferred shares were contingently redeemable, upon a deemed liquidation event that is outside of our control, and therefore could have obligated us to transfer assets.
The Series B/C convertible preferred share warrants were remeasured to fair value at the end of each reporting period with changes in fair value recognized as a gain or loss within Other income (expense), net in the consolidated statements of operations until the earlier of the exercise of the warrants, the expiration of the warrants, or upon the completion of a qualified IPO. Upon IPO, the Series B/C convertible preferred share warrants were converted to warrants to purchase ordinary shares, and the then outstanding liability was reclassified to additional paid-in capital in the consolidated balance sheets. The warrants to purchase ordinary shares may be exercised any time prior to, and shall expire upon, the earlier of (a) April 29, 2025 or (b) immediately prior to the consummation of certain deemed liquidation events.
The Series E-1 convertible preferred share warrants were remeasured to fair value at the end of each reporting period with changes in fair value recognized as a gain or loss within Other income (expense), net in the consolidated statements of operations until the earlier of the exercise of the warrants, the expiration of the warrants, or the completion of a deemed liquidation event, including a qualified IPO. Upon IPO, the Series E-1 convertible preferred share warrants were automatically exercised.
In conjunction with a SaaS Agreement entered into in 2021, we issued a warrant to a customer to purchase ordinary shares. The warrant vests annually, in equal amounts, over a five-year period commencing on the effective date of the SaaS Agreement. The warrant is accounted for as consideration payable to a customer under ASC 606 and will reduce revenue as we recognize revenue under the SaaS Agreement over a period of five years.
Revenue Recognition
We primarily generate revenue by granting merchants access to our eCommerce risk intelligence platform and reviewing and approving eCommerce transactions for legitimacy. Revenue is also generated from the issuance of indemnification guarantees as noted above within “Indemnification Guarantees”. For the majority of our revenue, merchants pay us a percentage of every dollar of the gross merchandise volume, or GMV, that we approve and guarantee on their behalf. Our fee, as determined by our risk-based pricing model, in these situations is a percentage of the GMV of our merchants’ orders that we approve, prior to taxes or other charges. These arrangements do not provide merchants with the right to take possession of our software platform. Rather, merchants are granted continuous access to our software platform under a hosting arrangement over the contractual period.
As noted above within “Indemnification Guarantees”, our contracts with our merchants obligate us to review eCommerce transactions for legitimacy as well as to stand ready to indemnify merchants for costs incurred associated with an approved transaction in the event of a chargeback due to fraud. Our fee is allocated between the consideration owed to us for our fraud review service and the consideration owed to us for issuing indemnification guarantees which are recorded at fair value. Consideration allocated to fraud review is recognized as revenue over the contract period in the month that the transactions are approved while consideration allocated to the indemnification guarantee is recognized as we are released from risk under the guarantee, generally over a six-month period from the date of the transaction.
We present revenue net of cancellations and adjustments for minimum service level agreements.
In accordance with ASC 606, revenue is recognized when a customer obtains control of promised products. The amount of revenue recognized reflects the consideration that we expect to receive in exchange for these products. To achieve the core principle of this standard, we applied the following five steps:
1.Identification of the contract, or contracts, with the merchant
We determine that we have a contract with a merchant when the contract is approved, each party’s rights and obligations regarding the products to be transferred can be identified, the payment terms for the products can be identified, we have determined the merchant has the ability and intent to pay, and the contract has commercial substance. At contract inception, we evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. Contracts with our merchants are typically for a period of one year.
2.Identification of the performance obligations in the contract
Performance obligations promised in a contract are identified based on the products that will be transferred to the merchant that are both capable of being distinct, whereby the merchant can benefit from the products either on their own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the products is separately identifiable from other promises in the contract.
For SaaS arrangements, we provide access to our cloud-hosted software platform and reviewing and approving eCommerce transaction for legitimacy, without providing the merchant the right to take possession of our software, which we consider to be a single performance obligation. Revenue generated from the issuance of indemnification guarantees is accounted for under ASC 460. Refer to “Indemnification Guarantees” above and Note 8 below for additional information.
3.Determination of the transaction price
As our contracts include an unknown quantity of approved transactions at a fixed contractual rate per approved transaction value executed on a monthly basis, the contract price is deemed variable. We allocate the variable consideration to the month in which we have the contractual right to bill under the contract as this represents the amount of consideration to which we expect to be entitled for the transfer of products during that month. Certain of our contracts include additional forms of variable consideration such as service level commitments relating to uptime availability and minimum approval rates as well as provisions that provide for reimbursements should our merchant’s consumer cancel an approved order. If we fail to meet these commitments, merchants are generally permitted to receive a refund in the form of a credit on their invoice. Under certain arrangements, when the merchant’s consumer cancels an order that we have approved, we provide a refund of some or all of the fees owed by our merchant to us generally in the form of a credit on our merchant’s invoice. The transaction price is reduced to reflect our estimate of the amount of consideration to which we are entitled based on the terms of the contract.
Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined that our contracts do not include a significant financing component. The primary purpose of our invoicing terms is to provide our merchants with simplified and predictable ways of purchasing our products; not to receive financing from our merchants or to provide merchants with financing. We applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from merchants (e.g., sales tax and other indirect taxes), which are subsequently remitted to governmental entities. We generally do not offer a right of refund in our contracts.
4.Allocation of the transaction price to the performance obligations in the contract
Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price. Access to our cloud-hosted software is considered one performance obligation in the context of the contract and accordingly the transaction price is allocated to this single performance obligation.
5.Recognition of the revenue when, or as, a performance obligation is satisfied
Revenue is recognized at the time the related performance obligation is satisfied by transferring control of the promised service to the customer. Revenue is recognized in an amount that reflects the consideration that we expect to receive in exchange for those products. For SaaS arrangements, we have determined that these arrangements meet the variable consideration allocation exception and revenue is recognized over the contract period in the month that the transactions are approved.
Contract Balances
Contract assets consist of unbilled accounts receivable. The terms of our agreements are monthly, annual, or multi-year, and we typically invoice our merchants based on monthly usage. In some arrangements, a right to consideration for our performance under the merchant contract may occur before invoicing to the merchant, resulting in an unbilled accounts receivable. The amount of unbilled accounts receivable included within accounts receivable, net on the consolidated balance sheets was immaterial for the periods presented.
Cost to Obtain a Contract
We capitalize sales commissions and associated payroll taxes paid that are incremental to the acquisition of merchant contracts. These costs are recorded as Deferred contract acquisition costs on the consolidated balance sheets. We determine whether costs should be deferred based on our sales compensation plans and if the commissions are incremental and would not have occurred absent the merchant contract. Determining whether such costs are incremental to obtaining the online merchant contract requires a certain degree of judgment.
Sales commissions are amortized over an estimated period of benefit of four years. We determine the period of benefit for sales commissions by taking into consideration the estimated customer life, technological life of our software, and other factors. These factors involved in the determination of the period of benefit include inherent uncertainties and the application of significant judgment.
Sales commissions are amortized on a straight-line basis and are included in sales and marketing expense in the consolidated statements of operations. We periodically review these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.
Cost to Fulfill a Contract
We capitalize payroll related costs of certain integration services required in order to be able to fulfill the obligation to provide our products to our merchants. Integration services are promises that are not capable of being distinct. These costs are capitalized to the extent they are directly related to a contract, are recoverable, and generate or enhance resources that will be used in delivering our SaaS products. These costs are recorded as deferred contract fulfillment costs in Other assets, noncurrent on the consolidated balance sheets.
Capitalized costs to fulfill a contract are amortized on a straight-line basis over the expected period of benefit of four years and are included in cost of revenue in the consolidated statements of operations. We determine the period of benefit by taking into consideration the estimated customer life, technological life of our software, and other factors. These factors involved in the determination of period of benefit involve inherent uncertainties and the application of significant judgment. We periodically review these deferred contract fulfillment costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.
Cost of Revenue
Cost of revenue primarily consist of chargeback expenses, net of chargebacks won, and other expenses related to providing our products to our merchants. These other expenses include compensation and benefits related costs, including share-based compensation expense associated with teams integral in providing our service, hosting fees and software costs, payment processing fees, amortization of capitalized software development costs and deferred contract fulfillment costs, depreciation expense, and allocated overhead.
Chargeback claims can be disputed and if the decision of the dispute concludes that the order was legitimate and not fraudulent, the chargeback is classified as chargeback won. We present chargeback expenses net of chargebacks won, since such amounts are refunded to us. Amounts for chargebacks won were $20.3 million, $14.3 million, and $8.2 million for the years ended December 31, 2022, 2021, and 2020, respectively.
Research and Development
Research and development costs primarily consist of compensation and benefits related costs, including share-based compensation expense associated with research and development teams that are responsible for the design, development, and testing of our eCommerce risk intelligence platform infrastructure including expenses associated with adding new features, increasing the functionality, and enhancing the usability of our platform. Research and development costs also consist of third-party software hosting fees used by our research and development teams, depreciation expense, and allocated overhead. Research and development costs are expensed as incurred.
Sales and Marketing
Sales and marketing costs primarily consist of compensation and benefits related costs, including share-based compensation expense directly associated with our sales and marketing teams. Sales and marketing costs also consists of costs associated with conferences, events, digital marketing and advertising programs, amortization of deferred contract acquisition costs, commissions, depreciation expense, and allocated overhead. Sales and marketing costs are expensed as incurred.
Digital marketing programs include advertising, promotional events, and brand-building activities. Advertising costs are expensed as incurred and were $6.0 million, $5.2 million, and $2.1 million for the years ended December 31, 2022, 2021, and 2020, respectively.
General and Administrative
General and administrative costs primarily consist of compensation and benefits related costs, including share-based compensation expense associated with our finance, legal, human resources, information technology and administrative functions. General and administrative costs also consist of third-party professional service fees for external legal, accounting and other consulting services, depreciation expense, and allocated overhead. General and administrative costs are expensed as incurred.
Share-Based Compensation
Share-based compensation expense related to share-based awards is recognized based on the fair value of the awards granted. The fair value of each share option award is estimated on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the share option, the expected volatility of the price of our ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The related share-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions. Forfeitures are accounted for as they occur.
We have granted to employees, RSUs, that vest either upon the (a) satisfaction of service-based vesting conditions only and (b) satisfaction of both service-based and performance-based vesting conditions. The fair value of each RSU award is based on the fair value of the underlying ordinary shares as of the grant date. We have also granted to our Chief Executive Officer (“CEO”), RSUs, that vest upon the satisfaction of service-based, performance-based, and market-based vesting conditions. A Monte-Carlo simulation model was used to determine the grant date fair value by simulating a range of scenarios with each outcome resulting in a determined value. The grant date fair value of this award is the average of the values determined by each simulation. The simulation was also used to derive the requisite service period.
For RSU awards with both service-based and performance-based vesting conditions, the service-based vesting condition has varying terms, but is generally satisfied over four to five years. The performance-based vesting condition is satisfied upon the occurrence of a qualifying liquidation event which is defined as the earlier to occur of (i) the six month anniversary of or, if earlier, March 15 of the year following, the occurrence of an IPO or (ii) consummation of a merger and acquisition, or M&A, transaction of the Company. The performance-based vesting condition underlying these awards was satisfied upon our IPO. The market-based condition underlying the CEO RSU is satisfied upon the trading price of our ordinary shares meeting certain thresholds.
RSU awards with service-based vesting conditions only are recognized using the straight-line method. RSU awards with more than just a service-based vesting condition are recognized using the accelerated attribution method once the performance-based vesting condition is probable of occurring which results in higher expenses attributed to the earlier periods of the requisite service period.
Income Taxes
We are subject to income taxes in Israel, the United States, and other jurisdictions. These other jurisdictions may have different statutory rates than in Israel. Income taxes are accounted for in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are provided when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.
We recognize income tax benefits from uncertain tax positions only if we believe that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement.
Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
We compute net profit (loss) per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Under the two-class method, we allocate earnings proportionately to Class A and B ordinary shares outstanding for the period. Prior to IPO, we considered our convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends in preference to ordinary shareholders. These participating securities do not contractually require the holders of such shares to participate in our losses. As such, net loss for the periods presented was not allocated to our participating securities.
Our basic net profit (loss) per share is calculated by dividing net profit (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net profit (loss) per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. Diluted net profit (loss) per share is the same as basic net profit (loss) per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.
Segment Information
We operate our business in one operating segment and therefore have one reportable segment. Operating segments are defined as components of an entity that engage in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker, who is our CEO, in deciding how to allocate resources and assess performance. Our chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.
Revenue by geographical region can be found in the revenue recognition disclosures in Note 3 below. Property and equipment, net of depreciation and amortization, by geographic region can be found in Note 6 below. Operating lease ROU assets by geographic region can be found in Note 7 below.
Recently Adopted Accounting Pronouncements
As an emerging growth company, or EGC, the Jumpstart Our Business Startups Act, or the JOBS Act, allows us to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The JOBS Act does not preclude an EGC from early adopting new or revised accounting standards. We have elected to use extended transition periods permissible under the JOBS Act while also early adopting certain accounting pronouncements. The adoption dates discussed below reflect these elections.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842 codified as ASC 842), including subsequent amendments thereafter, which would require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance is effective for us beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023.
We adopted this guidance as of January 1, 2022 using the modified retrospective method of applying the new standard at the adoption date. Under this approach, we will continue to report comparative periods presented in the period of adoption under ASC 840. We elected the package of practical expedients permitted under the transition guidance, which allows us to not reassess our historical conclusions relating to lease identification, initial direct costs, and classification for existing leases upon adoption. As an accounting policy, we elected to keep leases with an initial term of 12 months or less off of our consolidated balance sheets and will not separate lease and non-lease components by class of underlying asset. The guidance had a material impact on our consolidated balance sheet which resulted in the recognition of operating lease ROU assets and operating lease liabilities of $42.2 million on January 1, 2022. The adoption of Topic 842 did not have a material impact on our consolidated statements of operations or cash flows.
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, including subsequent amendments thereafter, which established ASC 326. ASC 326 replaces the existing incurred loss impairment model with a current expected credit loss model that requires more timely recognition of estimated expected credit losses over the life of certain financial instruments. Our accounts receivable are in the scope of ASC 326. We will adopt ASC 326 when it becomes effective for us on January 1, 2023. The adoption of ASC 326 will not have a material impact on our financial condition and results of operations within our consolidated financial statements.